Segmental analysis	6 Months Ended
Sep. 30, 2019
Segmental analysis
Segmental analysis

2   Segmental analysis

The Group has a single group of related services and products being the supply of communications services and products. Revenue is attributed to a country or region based on the location of the Group company reporting the revenue. The segmental revenue and profit of Vodafone India were included in discontinued operations in the comparative period. See note 5 “Discontinued operations and assets and liabilities held for sale” for details.

The Group’s revenue and profit is disaggregated as follows:

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest	Other	segment	Adjusted
	revenue	revenue	customers	income	revenue[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2019
Germany	4,961	495	5,456	14	120	5,590	2,352
Italy	2,424	256	2,680	4	25	2,709	1,006
UK	2,451	598	3,049	34	68	3,151	658
Spain	1,966	157	2,123	13	25	2,161	460
Other Europe	2,392	253	2,645	9	36	2,690	872
Eliminations	(74)	—	(74)	—	(2)	(76)	—
Europe	14,120	1,759	15,879	74	272	16,225	5,348
Vodacom	2,217	416	2,633	2	99	2,734	1,019
Other Markets	2,024	299	2,323	2	26	2,351	755
Eliminations	—	—	—	—	—	—	—
Rest of the World	4,241	715	4,956	4	125	5,085	1,774
Common Functions	240	24	264	—	523	787	(17)
Eliminations	(57)	—	(57)	—	(101)	(158)	—
Group	18,544	2,498	21,042	78	819	21,939	7,105

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Interest	Other	segment	Adjusted
	revenue	revenue	customers	income	revenue[1]	revenue	EBITDA
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2018 (restated)[2]
Germany	4,577	516	5,093	14	73	5,180	2,082
Italy	2,512	351	2,863	—	35	2,898	1,058
UK	2,460	611	3,071	25	35	3,131	675
Spain	2,162	205	2,367	9	33	2,409	529
Other Europe	2,238	263	2,501	10	29	2,540	833
Eliminations	(62)	—	(62)	—	(3)	(65)	—
Europe	13,887	1,946	15,833	58	202	16,093	5,177
Vodacom	2,199	431	2,630	6	82	2,718	1,070
Other Markets	1,990	454	2,444	3	12	2,459	673
Eliminations	—	—	—	—	—	—	—
Rest of the World	4,189	885	5,074	9	94	5,177	1,743
Common Functions	246	15	261	2	475	738	(5)
Eliminations	(54)	—	(54)	—	(106)	(160)	—
Group	18,268	2,846	21,114	69	665	21,848	6,915

Notes:

1.	Other revenue includes lease revenue.
2.

Revenue for the comparative period has been revised for the allocation of, and timing of recognition for, equipment and service revenue compared to amounts previously disclosed in the condensed consolidated financial statements for the six months ended 30 September 2018. Service revenue decreased by €172 million (Germany: €(9) million, UK: €(94) million, Other Europe: €(15) million, Common Functions: €(54) million. Equipment revenue increased by €170 million (Germany: €73 million, UK: €94 million, Other Europe: €1 million, Common Functions: €2 million). This resulted in a net reduction in revenue from contracts with customers of €2 million (Germany: €64 million, Other Europe: €(14) million, Common Functions €(52) million). This was offset by an increase in other revenue of €54 million (Other Europe: €1 million, Common Functions: €53 million), resulting in an increase of €52 million for total segment revenue (Germany: €64 million, Other Europe €(13) million, Common Functions: €1 million). Adjusted EBITDA increased by €42 million.

The Group’s measure of segment profit and adjusted EBITDA, after depreciation on lease-related right of use assets and interest on leases but excluding depreciation and amortisation, gains/losses on disposal for owned fixed assets, impairment losses, restructuring costs arising from discrete restructuring plans, the Group’s share of adjusted results in associates and joint ventures and other income and expense. A reconciliation of adjusted EBITDA to operating profit/(loss) is shown below. For a reconciliation of operating profit/(loss) to loss for the financial period, see the consolidated income statement on page 37.

	Six months ended 30 September
		2018
	2019	(restated)[1]
	€m	€m
Adjusted EBITDA	7,105	6,915
Depreciation, amortisation and loss on disposal of fixed assets	(4,874)	(4,773)
Share of adjusted results in equity accounted associates and joint ventures[2]	(550)	(8)
Adjusted operating profit	1,681	2,134
Impairment loss	—	(3,495)
Restructuring costs	(163)	(95)
Amortisation of acquired customer bases and brand intangible assets	(232)	(317)
Other income and expense	(872)	(256)
Interest on lease liabilities	163	—
Operating profit/(loss)	577	(2,029)

Notes:

1.

Revenue for the comparative period has been revised for the allocation of, and timing of recognition for, equipment and service revenue compared to amounts previously disclosed in the condensed consolidated financial statements for the six months ended 30 September 2018. As a result, adjusted EBITDA increased by €42 million.

2.

Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €2.1 billion (2018: €0.4 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense respectively.

The Group’s non-current assets are disaggregated as follows:

	30 September 2019	31 March 2019
		(restated)[1]
	€m	€m
Non-current assets[2]
Germany	48,777	24,529
Italy	11,059	11,031
UK	7,974	7,405
Spain	8,262	7,438
Other Europe	10,290	7,093
Europe	86,362	57,496
Vodacom	6,105	5,503
Other Markets	3,015	3,429
Rest of the World	9,120	8,932
Common Functions	2,212	2,009
Group	97,694	68,437

Notes:

1.	Amounts have been re-presented to show segment assets on an IFRS 15 basis which were previously reported at 31 March 2019 on an IAS 18 basis.
2.	Comprises goodwill, other intangible assets and property, plant and equipment (including right-of-use assets).